INTANGIBLE ASSETS INTANGIBLE ASSETS - Additional Information (Details) - Australian regulated terminal	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Percent Of Take Or Pay Contracts	100.00%
Period Of Additional Extension Take Or Pay Contracts	49